Finance Income	12 Months Ended
Dec. 31, 2023
Finance income [Abstract]
Finance Income
39.	Finance Income

(1)	Finance income for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Interest income	￦	221,874	340,753	429,620
Dividends income		10,522	28,875	25,941
Gains on disposal of financial assets		7,718	11,199	13,162
Gains on valuation of financial assets at fair value through profit or loss		14,338	7,099	152,322
Gains on valuation of derivatives		860,011	595,256	382,611
Gains on transaction of derivatives		124,900	429,847	268,618
Gains on foreign currency translation		146,349	389,361	104,901
Gains on foreign currency transaction		15,618	29,997	42,886
Other financial income		1,284	925	4,970

	￦	1,402,614	1,833,312	1,425,031

(2)	Details of interest income included in finance income for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Cash and cash equivalents	￦	12,692	51,872	100,205
Financial assets at fair value through profit or loss		18,415	58,540	65,470
Financial assets at amortized cost		797	1,308	2,929
Loans		25,196	33,545	44,029
Short-term financial instruments		7,531	15,827	34,260
Long-term financial instruments		12,470	14,371	14,183
Other financial assets		230	637	241
Trade and other receivables		144,543	164,653	168,303

	￦	221,874	340,753	429,620